17. RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
RELATED PARTY TRANSACTIONS

During the six months ended June 30, 2018, the Company released a total of 1,125,000 shares of common stock with a total value of $168,750, to three directors. These payments were expensed upon release of the shares (See Note 10).

On October 18, 2016, the Company entered into a five year employment agreement, effective as of January 1, 2016, with Mr. Desmond Wheatley, the Chief Executive Officer, President, and Chairman of the Company (the “Agreement”). Pursuant to the Agreement, Mr. Wheatley will receive an annual deferred salary of $50,000 which Mr. Wheatley will defer until such time as Mr. Wheatley and the Board of Directors agree that payment of the deferred salary and/or cessation of the deferral is appropriate. Additionally, on March 29, 2017 the board of directors granted Mr. Wheatley a $35,000 bonus for which Mr. Wheatley agreed to defer such bonus under the same terms of his salary deferral. All deferred amounts are evidenced by an unsecured convertible promissory note payable by the Company to Mr. Wheatley. The balance of the note as of June 30, 2018, is $160,000 with accrued and unpaid interest amounting to $19,576 which is included in accrued expenses (See Notes 4 and 6).

Accounts Payable and Related Party Vendor Payments

During the year ended December 31, 2016, the Company made cash payments totaling $69,500, and issued 464,115 shares of the Company’s common stock with a total value of $69,603 to GreenCore for professional services provided to the Company as detailed in a March 28, 2014 consulting agreement. Additionally, as of December 31, 2016, the Company had an accounts payable balance of $27,000 owed to Greencore. During the year ended December 31, 2017, the Company made cash payments totaling $54,000, and issued 180,000 shares of the Company’s common stock with a total value of $27,000 to GreenCore under this same agreement. There were no balances owed to GreenCore as of December 31, 2017. Jay Potter, our director, is the managing member of GreenCore (See Note 14).

Director Compensation

On February 12, 2016, the Company issued 200,000 stock options to each of the three non-executive directors that served as a director during 2015, other than Mr. Moody, for a total of 600,000 stock options.  These options were granted as compensation for the services provided in 2015, vested immediately, and were valued using the Black-Scholes option pricing methodology.  Jay Potter and John Evey each received 200,000 options exercisable at a price of $0.125 per share for a period of 10 years from the date of grant, with a combined total valuation of $40,100.  Robert Noble received 200,000 options exercisable at a price of $0.1375 per share for a period of 5 years from the date of grant for a total valuation of $15,493.  The assumptions used in the valuation of these options include volatility of 114.93%, expected dividends of 0.0%, a discount rate of 0.16%, and expected terms, applying the simplified method, of 5 years for Mr. Potter and Mr. Evey and 2.5 years for Mr. Noble.

On February 12, 2016, the Board approved a compensation program for all non-executive directors that do not otherwise have a pre-existing compensation plan.  Starting for the 2016 year of service, each of two directors will receive 1,000,000 shares of common stock, with a per share value of $0.15 (based on contemporaneous cash sales prices), or $150,000, that will vest equally at the end of each calendar quarter that such director remains in service as a director over a three year period.

During the year ended December 31, 2016, the Company released 1,152,776 shares of common stock with a per share fair value of $0.15, or $172,916 (based on the market price at the time of the agreement), to five directors for their service as defined in their respective Restricted Stock Grant Agreements. The payments were expensed at issuance (See Note 14).

On or about December 31, 2016, Mr. Jay S. Potter, Mr. Tony Posawatz, and Mr. Peter Davidson, all directors of the Company, each entered into an Amendment to their Restricted Stock Agreement with the Company (each an “Amendment”). Pursuant to their Amendments, each director agreed to terminate his rights to unvested restricted shares of the Company’s common stock under their previous respective Restricted Stock Agreements, in consideration for which the Company granted to each director 750,000 restricted shares of the Company’s common stock, vesting 1/36 per month over a 36 month period commencing on the date of grant, issuable quarterly on the last day of each calendar quarter (the first vesting is scheduled to occur on January 31, 2017 and be for 20,833 shares and the first issuance is scheduled to occur on March 31, 2017 and be for 62,499 shares) so long as each director serves as a director, employee, consultant or officer of the Company at the time of scheduled vesting. The Company will also grant an additional 750,000 restricted shares of the Company’s common stock to each director to vest in the future from time to time, based on their achieving certain performance criteria to be agreed upon by the Board of Directors after discussion with senior management at a future date.

During the year ended December 31, 2017, the Company released 750,000 shares of common stock with a per share fair value of $0.15, or $112,500 (based on the market price at the time of the agreement), to three directors for their service as defined in their respective Restricted Stock Grant Agreements. The payments were expensed at issuance (See Note 14 and 18).

Stock Issued for Loan Guaranty and Cash Sales

During the year ended December 31, 2017, and in consideration for the continued Guaranty of the Company’s obligations extended under a now terminated line of credit, the Company issued 453,857 shares of its common stock, with a per share value of $0.15 (based on contemporaneous cash sales prices) or $68,078 to Keshif Ventures LLC, a related party, pursuant to a stock purchase agreement. These shares were expensed to interest expense over the term of the Guaranty period (See Notes 8 and Note 14). Additionally, during the year ended December 31, 2017, pursuant to a private placement, the Company issued 1,333,333 shares of common stock for cash, with a per share price of $0.15 per share or $200,000 to Keshif.

During the year ended December 31, 2016, and in consideration for the continuing Guaranty of the Company’s obligations extended under a line of credit, the Company issued 147,493 shares of its common stock or $22,123 to Keshif Ventures LLC pursuant to a stock purchase agreement. Additionally, during the year ended December 31, 2016, pursuant to a private placement, the Company issued 3,333,333 shares of common stock for cash, with a per share price of $0.15 per share or $500,000 to Keshif.

Convertible Notes Payable to Related Parties

In 2009, the Company executed a 10% convertible note payable in the amount of $102,236 due December 31, 2010 to John Evey for amounts loaned to the Company. Mr. Evey joined the Board of Directors on April 27, 2010. Through a series of extensions, the note due date was extended to December 31, 2017. During each of the fiscal years ended December 31, 2017 and 2016, respectively, in lieu of interest payments, the Company made principal payments on this note amounting to $12,000. The balance of the note as of December 31, 2017 is $62,616 with accrued and unpaid interest amounting to $61,242 (See Note 10). Although Mr. Evey is no longer a director as of December 31, 2016, because he was our Chairman and a related party throughout most of 2016, we have continued to classify this note as a Convertible note payable - related parties in the accompanying balance sheet.

In June 2015, Gemini Master Fund Ltd sold a 70.0066819% stake in its’ note to Robert Noble, our former Chairman and former owner of over 10% of our outstanding common stock, in a private transaction. The Company issued two replacement notes for their respective ownership values based on this transaction. In regards to the note for Mr. Noble, he agreed to an extension of his note to March 31, 2016. During the twelve months ended December 31, 2015, the Company made a $100,000 payment to Mr. Noble to pay down the accrued interest on this note. Effective January 20, 2016, Mr. Noble entered into a Purchase Option Agreement with a firm affiliated with Jay S. Potter, a director of the Company (the “Optionee”), pursuant to which the Optionee has the right to purchase or arrange for the purchase of the Note from Mr. Noble and all of Mr. Noble’s shares in the Company (the “Option”), at any time until March 31, 2016. This date was subsequently extended. The Company consented to the Purchase Option Agreement. Under a Note Settlement and General Release Agreement, provided that the Option is fully exercised and honored, the Company agreed to grant Mr. Noble the right to acquire, for one dollar, at any time until June 30, 2017, a worldwide, perpetual, irrevocable, nonexclusive, royalty-free license to utilize all of the Company intellectual property developed prior to January 1, 2011, except for the following: (i) EV ARC™ and (ii) EnvisionTrak™. Further, provided the Option was exercised in full and Mr. Noble complied with it, the Company would extend the expiration date of the 1,138,120 warrants to purchase 1,138,120 shares of the Company’s common stock owned by Mr. Noble (the “Warrants”) from December 31, 2016 to December 31, 2017, and will reduce the exercise price of such Warrants from $0.24 to $0.20 per share. During the fourth quarter of 2016, the Company was notified that a transaction, or series of transactions, arranged by GreenCore, had officially closed whereas the convertible note and the “Noble” shares were ultimately obtained by a group of various shareholders, some of which are related parties to the Company. As the note was partially held by a related party shareholder at the end of 2016 and was held by other related party shareholders during its existence, the note was classified as Convertible Notes Payable- Related Parties in the accompanying balance sheets. Effective as of February 15, 2017, the Company received conversion notices from all the current note holders effecting the conversion of the entire principal balance of the note amounting to $600,000 and accrued and unpaid interest, as of February 15, 2017, amounting to $104,709. The Company issued 4,698,060 shares of common stock at the contracted conversion price of $0.15 per share, to retire the entirety of this convertible note. Of these shares, 2,315,940 shares were issued to Keshif Ventures, LLC. (See Notes 10 and 14)